Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about provisions and non-current liabilities [abstract]
Disclosure of other provisions [text block]
(USD millions)	2024	2023

Accrued liability for employee benefits:
Defined benefit pension plans [1]	1 571	1 815

Other long-term employee benefits and deferred compensation	591	546

Other post-employment benefits [1]	311	369

Environmental remediation provisions	486	518

Provisions for product liabilities, governmental investigations and other legal matters	75	82

Contingent consideration [2]	527	389

Other non-current liabilities	514	804

Total provisions and other non-current liabilities	4 075	4 523

[1] Note 24 provides additional disclosures related to post-employment benefits.
[2] Note 28 provides additional disclosures related to contingent consideration.

Accrual for environmental loss contingencies [table text block]
(USD millions)	2024	2023	2022

January 1	538	588	616

Provisions related to discontinued operations [1]		-53

Cash payments [2]	-4	-4	-6

Releases of provisions [3]	-32	- 54	-18

Additions to provisions [4]	30	14	6

Currency translation effects	-34	47	-10

December 31	498	538	588

Less current provision	-12	-20	-53

Non-current environmental remediation provisions at December 31	486	518	535

[1] Represents the environmental remediation provision at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] Cash payments from continuing operations were USD 5 million in 2022.
[3] Releases of provisions credited to the consolidated income statement from continuing operations were USD 18 million in 2022.
[4] Additions to provisions charged to the consolidated income statement from continuing operations were USD 6 million in 2022.

Accrual for environmental loss contingencies, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	42

Due later than two years, but within five years	203

Due later than five years, but within 10 years	184

Due after 10 years	69

Total environmental remediation provisions	498

Accrual for product liabilities government investigations other legal matters loss contingencies [table text block]
(USD millions)	2024	2023	2022

January 1	124	702	397

Provisions related to discontinued operations [1]		-97

Impact of acquisitions of businesses			4

Cash payments [2]	-102	-448	-105

Releases of provisions [3]	-12	-219	-52

Additions to provisions [4]	160	170	466

Currency translation effects	-6	16	-8

December 31	164	124	702

Less current portion	-89	-42	-548

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	75	82	154

[1] Represents the provisions for product liability, governmental investigations and other legal matters at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] Cash payments from continuing operations were USD 67 million in 2022.
[3] Releases of provisions credited to the consolidated income statement from continuing operations were USD 38 million in 2022.
[4] Additions to provisions charged to the consolidated income statement from continuing operations were USD 435 million in 2022.